STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Share capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Balance, amount at Dec. 31, 2022	$ 1,975,164	$ 17,620,625	$ 3,058,063		$ (18,703,524)
Statement [Line Items]
Total comprehensive loss for the year	(191,795)	0	0		(191,795)
Balance, amount at Dec. 31, 2023	1,783,369	17,620,625	3,058,063		(18,895,319)
Statement [Line Items]
Total comprehensive loss for the year	(244,437)	0	0	$ 0	(244,437)
Valuation gain on investment	6,106,163	0	0	6,106,163
Balance, amount at Dec. 31, 2024	7,645,095	17,620,625	3,058,063	6,106,163	(19,139,756)
Statement [Line Items]
Total comprehensive loss for the year	(282,798)	0	0	0	(282,798)
Valuation gain on investment	(2,325,671)	0	0	(2,325,671)	0
Issued for settlement of PXP Loan, net of costs	1,155,003	1,155,003	0	0	0
Balance, amount at Dec. 31, 2025	$ 6,191,629	$ 18,775,628	$ 3,058,063	$ 3,780,492	$ (19,422,554)